Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 9 — Goodwill and Intangible Assets, Net

The following table presents details of the Company’s total goodwill:

As of September 30, 2023	$2,749,041
Goodwill resulting from acquisitions(1)	95,867
As of September 30, 2024	$2,844,908
Goodwill resulting from acquisitions(2)	45,772
As of September 30, 2025	$2,890,680

(1)
Mainly relates to the acquisition of Astadia, which specializes in mainframe-to-cloud migration and modernization, see also Note 3. In allocating the total purchase price of Astadia, based on estimated fair values, the Company recorded $86,381 of goodwill, $27,677 of customer relationships to be amortized over approximately six years, $8,001 of core technology to be amortized over approximately four years, and $1,784 of trademark to be amortized over approximately three years.

(2)
Mainly relates to the acquisitions of Profinit, a data science and engineering company and the telco network engineering business of MOBIA, see also Note 3. In allocating the total preliminary purchase price of Profinit, based on estimated fair values, the Company recorded $29,165 of goodwill, and $19,324 of customer relationships to be amortized over approximately five years. In allocating the total preliminary purchase price of Mobia, based on estimated fair values, the Company recorded $4,025 of goodwill, and $13,830 of customer relationships to be amortized over approximately six years.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. There was no impairment of goodwill in fiscal years 2025, 2024 or 2023.

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Gross	Accumulated Amortization	Net
September 30, 2025
Core technology	$955,188	$(920,202)	$34,986
Customer relationships	815,818	(695,669)	120,149
Other	50,188	(49,041)	1,147
Total	$1,821,194	$(1,664,912)	$156,282
September 30, 2024
Core technology	$947,733	$(898,086)	$49,647
Customer relationships	766,251	(658,173)	108,078
Other	50,188	(47,184)	3,004
Total	$1,764,172	$(1,603,443)	$160,729

The amortization expenses related to the Company’s definite-lived purchased intangible assets were $61,469, $64,266 and $67,677 for the years ended 2025, 2024 and 2023, respectively.

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2025 is as follows:

Amount
Fiscal year:
2026	$51,772
2027	42,074
2028	33,284
2029	20,498
3030	6,674
Thereafter	1,980
Total	$156,282